Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000073478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Genter Dividend Income Fund (GDIIX)
Average Annual Return, Percent	11.40%	14.76%	10.19%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI US Investable Market High Dividend Yield Gross Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market High Dividend Yield (Gross) Index
Average Annual Return, Percent	8.92%	13.68%	10.24%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Average Annual Return, Percent	9.35%	16.06%	11.37%